Financial Risk Management - Summary of Currency Derivatives Designated as Hedging Instruments (Detail) - Cash flow hedges [member] - Foreign exchange forward contracts [member] - 2021 [member]
$ in Millions
12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (USD millions)	200
Average forward rate (SEK/USD)	8.8238